ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Details) - USD ($) $ in Thousands	Jun. 25, 2021	Dec. 31, 2021
Short-term borrowing		$ 6,277
Haitaoche [Member]
Issuance of shares through private placement	74,035,502
Equity interest subscribed	100.00%
Percentage of controlling interest	51.61%
Kaixin Auto Holdings [Member]
Percentage of controlling interest by former shareholder of acquirer	48.39%
Consolidated VIEs | WFOE
Short-term borrowing		$ 6,277